Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
LCP Edge Intermediate, Inc. [Member]
Long-Term Debt

Note 7 – Long-term Debt

HydraFacial’s long-term debt consists of the following as of the periods indicated (in thousands):

	March 31, 2021	December 31, 2020
Revolver	$5,000	$—
Current portion of Term Loan	1,772	1,772
Current portion of deferred financing costs	(1,575)	(1,260)

Current portion of long-term debt, net	5,197	512
Term Loan, net of current portion	184,661	184,175
Term A Loan	34,648	33,395
Long-term portion of deferred financing costs	(837)	(1,546)

Long-term debt, net	218,472	216,024

Total debt, net	$223,669	$216,536

Deferred financing costs amortization expense for the three months ended March 31, 2021 and 2020 amounted to $0.4 million and $0.3 million, respectively, and is included in Interest expense, net on the Condensed Consolidated Statements of Comprehensive Loss.

Revolver and Term Loans

HydraFacial has a credit agreement (the “Credit Agreement”) with a bank that is a related party holding less than 5% interest in HydraFacial, which originally provided for $65 million of term loans (the “Term Loans”) and a revolving line of credit (the “Revolver”) of $5.0 million. During August 2018, the Credit Agreement was amended to provide an additional $113.0 million of Term Loans and to increase the capacity under the Revolver to $15.0 million. During August 2019, HydraFacial further amended the Credit Agreement to provide an additional $10.0 million of Term Loans.

Borrowings under the Credit Agreement bear interest at a Base Rate plus an Applicable Margin (“Base Rate Loan”) or a specified London Inter-Bank Offering Rate (LIBOR) plus an Applicable Margin. (“LIBOR Loan”). There was no interest on the Revolver in 2020, as there is no outstanding balance as of December 31, 2020. Interest is due on Base Rate Loans in arrears on the first day of each calendar month, and on the last day of the applicable interest period for LIBOR Loans. Principal on the Term Loan is due in installments of approximately $0.5 million at the end of each calendar quarter and the remaining principal is due upon maturity. The Credit Agreement matures on August 24, 2022, at which time the outstanding balances under the Revolver and Term Loans are due.

As of March 31, 2021 and December 31, 2020, there was an outstanding balance of $186.4 million and $185.9 million on the term loan, respectively. As of March 31, 2021, there was $5.0 million outstanding on the Revolver and as of December 31, 2020, there was no outstanding balance on the Revolver. As of March 31, 2021 and December 31, 2020, available borrowing capacity under the Revolver was $10.0 million and $15.0 million, respectively. Commitment fees on the revolving line of credit undrawn initial committed amount of $5.0 million is 1.50% per annum. The interest rate on the Revolver under the Credit Agreement was 8.75% for the three months ended March 31, 2021.

On April 10, 2020, the Credit Agreement was amended to include a “PIK” interest component of 2% that accrues on the outstanding balances of the Term Loan and the Revolver. Additionally, HydraFacial is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. The interest rates on the Term Loan borrowings under the Credit Agreement including PIK was 8.75% for the three months ended March 31, 2021.

HydraFacial’s initial Credit Agreement is collateralized by all assets of HydraFacial. The Term Loan and the Revolver contain customary covenants that restrict the ability of HydraFacial and its consolidated subsidiaries to, among other things, incur additional indebtedness, sell certain assets, guarantee obligations of third parties, pay cash dividends except to HydraFacial’s subsidiary or direct parent or make certain other distributions, and undergo a merger or consolidation or certain other transactions without the lenders’ consent. The Credit Agreement is also subject to certain financial covenants, requiring HydraFacial to maintain compliance with certain leverage ratios. HydraFacial was in compliance with its financial covenants as of March 31, 2021 and December 31, 2020.

Term A Loan

On April 10, 2020, HydraFacial entered into a second credit agreement with related parties to provide for term loan borrowings of $30.0 million (“Term A Loan”). Borrowings accrue interest at a rate of 15.0% and the agreement matures on August 24, 2023. Accrued interest is due quarterly which will be paid by increasing the amount of principal outstanding under the Term A Loan (“PIK Interest”). The PIK Interest shall be payable in cash upon maturity or acceleration of the Term A Loan in the event of default or change in control. The outstanding principal and interest on the Term A Loan is payable upon maturity. Term Loan A accrued $1.3 million in PIK interest for the three months ended March 31, 2021.

HydraFacial is required to pay an early prepayment fee of 2.00% of the amount of the Term A Loan prepaid or repaid prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. Similar to the HydraFacial existing credit agreement, the Term A Loan is also subject to certain customary financial covenants and restrictions including to maintain quarterly consolidated profitability and debt-service ratios. These financial covenants are less restrictive than those of the initial Credit Agreement. The Term A loan is collateralized by all assets of HydraFacial and is subordinated to HydraFacial’s existing first lien borrowings under the Credit Agreement.

Subsequent to March 31, 2021, in connection with the consummation of the Business Combination, all outstanding debt was repaid.

Note 8 – Long-Term Debt

HydraFacial’s long-term debt consists of the following at December 31, 2020 and 2019:

(in thousands)	2020	2019
Revolver	$—	$8,500
Current portion of Term Loan	1,772	1,772
Current portion of deferred financing costs	(1,260)	(1,345)

Current portion of long-term debt, net	512	8,927
Term Loan, net of current portion	184,175	183,222
Term A Loan	33,395	—
Long-term portion of deferred financing costs	(1,546)	(2,372)

Long-term debt, net	216,024	180,850

Total debt, net	$216,536	$189,777

Revolver and Term Loans

Deferred financing cost amortization expense for each of the three years in the period ended December 31, 2020, amounted to $1.5 million, $1.4 million and $0.7 million, respectively, and is included in Interest expense, net on the Consolidated Statements of Comprehensive Loss.

HydraFacial has a credit agreement (the “Credit Agreement”) with a bank that is a related party holding less than 5% interest in HydraFacial, which originally provided for $65 million of term loans (the “Term Loans”) and a revolving line of credit (the “Revolver”) of $5.0 million. During August 2018, the Credit Agreement was amended to provide an additional $113.0 million of Term Loans and to increase the capacity under the Revolver to $15.0 million. During August 2019, HydraFacial further amended the Credit Agreement to provide an additional $10.0 million of Term Loans.

Borrowings under the Credit Agreement bear interest at a Base Rate plus an Applicable Margin (“Base Rate Loan”) or a specified London Inter-Bank Offering Rate (LIBOR) plus an Applicable Margin (“LIBOR Loan”). The interest rate on the Term Loan borrowings under the credit agreement was 7.695% as of December 31, 2019. The interest rate on the Revolver was 7.695% as of December 31, 2019. There was no interest on the Revolver in 2020, as there is no outstanding balance as of December 31, 2020. Interest is due on Base Rate Loans in arrears on the first day of each calendar month, and on the last day of the applicable interest period for LIBOR Loans. Principal on the Term Loan is due in installments at the end of each calendar quarter of $0.5 million for the first eight quarters beginning in the first quarter of 2017, $0.9 million for the following eleven quarters, and the remaining principal is due upon maturity. The Credit Agreement matures on August 24, 2022, at which time any outstanding balances under the Revolver and Term Loans are due.

As of December 31, 2020 and 2019, there was an outstanding balance of $186.0 million and $185.0 million on the Term Loans, respectively. As of December 31, 2020, there was no outstanding balance on the Revolver. As of December 31, 2019 there was $8.5 million in borrowings outstanding on the Revolver. As of December 31, 2020 and 2019, available borrowing capacity under the Revolver was $15.0 million and $6.5 million, respectively. Commitment fees on the revolving line of credit undrawn initial committed amount of $5.0 million is 1.50% per annum.

On April 10, 2020, the Credit Agreement was amended to include a “PIK” interest component of 2% that accrues on the outstanding balances of the Term Loan and the Revolver. Additionally HydraFacial is required to pay an early prepayment fee of 2.00% of the amount prepaid or repaid on the Term Loan prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. The interest rates on the Term Loan borrowings under the credit agreement including PIK was 8.750% as of December 31, 2020. The Term loan accrued $2.7 million in PIK interest for the year ended December 31, 2020.

HydraFacial’s initial Credit Agreement is collateralized by all assets of HydraFacial. The Term Loan and the Revolver contain customary covenants that restrict the ability of HydraFacial and its consolidated subsidiaries to, among other things, incur additional indebtedness, sell certain assets, guarantee obligations of third parties, pay cash dividends except to HydraFacial’s subsidiary or direct parent or make certain other distributions, and undergo a merger or consolidation or certain other transactions without the lenders’ consent. The Credit Agreement is also subject to certain financial covenants, requiring HydraFacial to maintain compliance with certain leverage ratios. HydraFacial was in compliance with its financial covenants as of December 31, 2020.

Term A Loan

On April 10, 2020, HydraFacial entered into a second credit agreement with related parties to provide for term loan borrowings of $30.0 million (“Term A Loan”). Borrowings accrue interest at a rate of 15.0% and the agreement matures on August 24, 2023. Accrued interest is due quarterly which will be paid by increasing the amount of principal outstanding under the Term A Loan (“PIK Interest”). The PIK Interest shall be payable in cash upon maturity or acceleration of the Term A Loan in the event of default or change in control. The outstanding principal and interest on the Term A Loan is payable upon maturity. Term Loan A accrued $3.4 million in PIK interest for the year ended December 31, 2020.

HydraFacial is required to pay an early prepayment fee of 2.00% of the amount of the Term A Loan prepaid or repaid prior to April 10, 2021, and 1.00% if prepaid between April 11, 2021 and April 10, 2022. Similar to the HydraFacial existing credit agreement, the Term A Loan is also subject to certain customary financial covenants and restrictions including to maintain quarterly consolidated profitability and debt-service ratios. These financial covenants are less restrictive than those of the existing credit agreement. The Term A loan is collateralized by all assets of HydraFacial and is subordinated to HydraFacial’s existing first lien borrowings under the Credit Agreement.

Scheduled Debt Maturities

Scheduled payments of principal on Hydrafacial’s long-term debt, excluding deferred financing costs for the future years ending December 31, are as follows:

(in thousands)	Scheduled Payments
2021	$1,772
2022	184,175
2023	33,395
2024	—
2025	—

Total	$219,342